Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
NET LOSS	$ (20,752,795)	$ (163,456)
Stock based compensation	20,487,500
Accounts receivable	(10)
Accounts payable and accrued expenses	101,249	69,767
Accrued Salaries - Related Parties	114,000	38,000
Accrued Interest	48
Net cash (used) by operating activities	(50,008)	(55,689)
Advances on lines of credit	36,099	51,030
Proceeds on note payable		415
Payments on note payable	(895)
Advances member or shareholder loan	16,110	4,286
Net cash provided by financing activities	51,314	55,731
NET INCREASE (DECREASE) IN CASH	1,306	42
Beginning of year	207	1,513
End of year	1,513	207
Income taxes paid
Interest paid	597
Deemed Dividend	$ 16,750,000